Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities
Current assets (including cash of $2,292)	$6,337
Goodwill	58,120
Intangible assets	29,946
Other long-term assets	4,254

Total assets acquired	$98,657

Current liabilities	$4,800
Deferred revenues	5,742
Deferred tax liabilities	6,962
Other long-term liabilities	5,877

Total liabilities acquired	$23,381

Net assets acquired	$75,276

Schedule of components of intangible assets associated with acquisition
Fair value

Developed technology	$10,517
Customer relationships	19,266
Backlog	163

Total intangible assets	$29,946

Schedule of assets and liabilities based upon fair values as determined
Net assets (including cash of $ 981)	$1,447
Intangible assets	9,730
Deferred tax liabilities	(3,211)
Goodwill	14,521

Net assets acquired	$22,487

Net liabilities (including cash of $ 6,265)	$(524)
Intangible assets	7,562
Deferred tax liabilities, net	(2,313)
Goodwill	14,875

Net assets acquired	$19,600